Note 17 - Financial Instruments (Details) - Foreign Exchange Rates	Nov. 30, 2013 USD ($)	Nov. 30, 2013 CAD	Nov. 30, 2012 USD ($)	Nov. 30, 2012 CAD	Nov. 30, 2013 Cash [Member] USD ($)	Nov. 30, 2013 Cash [Member] CAD	Nov. 30, 2012 Cash [Member] USD ($)	Nov. 30, 2012 Cash [Member] CAD	Nov. 30, 2013 Accounts Payable [Member] USD ($)	Nov. 30, 2013 Accounts Payable [Member] CAD	Nov. 30, 2012 Accounts Payable [Member] USD ($)	Nov. 30, 2012 Accounts Payable [Member] CAD	Nov. 30, 2013 Employee Cost Payable [Member] USD ($)	Nov. 30, 2013 Employee Cost Payable [Member] CAD	Nov. 30, 2012 Employee Cost Payable [Member] USD ($)	Nov. 30, 2012 Employee Cost Payable [Member] CAD	Nov. 30, 2013 Capital Lease [Member] USD ($)	Nov. 30, 2013 Capital Lease [Member] CAD	Nov. 30, 2012 Capital Lease [Member] USD ($)	Nov. 30, 2012 Capital Lease [Member] CAD	Nov. 30, 2013 Due to Related Party [Member] USD ($)	Nov. 30, 2013 Due to Related Party [Member] CAD	Nov. 30, 2012 Due to Related Party [Member] USD ($)	Nov. 30, 2012 Due to Related Party [Member] CAD
Note 17 - Financial Instruments (Details) - Foreign Exchange Rates [Line Items]
FX rates used to translate to U.S.	1.0620	1.0620	0.9936	0.9936
Asset reporting currency denominated value	$ 434,089	461,002	$ 248,991	247,397	$ 434,089	461,002	$ 248,991	247,397
Liability reporting currency denominated value	1,431,142	1,519,873	1,312,404	1,304,005					456,025	484,299	286,561	284,727	172,288	182,970	190,603	189,383	43,265	45,947	51,524	51,194	759,564	806,657	783,716	778,701
Net exposure	$ (997,053)	(1,058,871)	$ (1,063,413)	(1,056,608)